Investments - Investments in Debt and Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
Equity	$ 323,907	$ 304,305
Debt	833,035	774,580
Other	10,445	19,102
Total	1,167,387	1,097,987
Gross Unrealized Gains
Equity	159,445	280,127
Debt	372	4,859
Other	20
Total	159,837	284,986
Gross Unrealized Losses
Equity	(8,949)	(4,682)
Debt	(46,369)	(7,001)
Other	(9)	(1)
Total	(55,327)	(11,684)
Fair Value
Equity	474,403	579,750
Debt	787,038	772,438
Other	10,456	19,101
Total	$ 1,271,897	$ 1,371,289